FAIR VALUE DISCLOSURES - Reconciliation of Gains and Losses on Level 3 Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Beginning balance	$ 40,575	$ 9,190
Accretion (amortization)	(38)	1
Increase (decrease) fair value	44	(17)
Settlements	(2,400)	31,401
Ending balance	$ 38,181	$ 40,575